Expense Example - Cash Series Shares - Federated Hermes Trust for U S Treasury Obligations - CS	Sep. 30, 2021 USD ($)
Expense Example:
1 Year	$ 125
3 Years	390
5 Years	676
10 Years	$ 1,489